Long-Term Debt, Net - HSH Nordbank AG Loan Agreement (Details) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Mar. 03, 2015 USD ($)	Jul. 10, 2017 USD ($)	Jul. 31, 2015 USD ($)	Dec. 05, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					$ 280	$ 5,950	$ 39,505
Repayments of borrowings					4,399	3,100	45,506
Borrowings					41,538	65,572
Pledged cash					210	210
Current portion of long-term borrowings					$ 41,538	$ 23,550
HSH Nordbank AG
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity								$ 30,000
Borrowings, interest rate basis					LIBOR
Proceeds from borrowings	$ 29,405
Repayments of borrowings		$ 1,000
Borrowings Number Of Periodic Payments				2
Pledged cash				$ 750
Deferral fee, percentage		2.50%
Amount deferred to the last scheduled repayment date				$ 694
Current portion of long-term borrowings					$ 24,836
HSH Nordbank AG | Interest periods of 3 months
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.00%
HSH Nordbank AG | Interest periods of 1 month
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.10%
HSH Nordbank AG | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							8,580
Borrowings					$ 7,051
Borrowings Number Of Periodic Payments					8
Borrowings Frequency Of Periodic Payment					quarterly
Periodic payment					$ 239
Balloon Payment to be Paid					$ 5,139
Borrowings, maturity					December 2019
Amount deferred to the last scheduled repayment date		$ 956
HSH Nordbank AG | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							10,100
Borrowings					$ 8,617
Borrowings Number Of Periodic Payments					8
Borrowings Frequency Of Periodic Payment					quarterly
Periodic payment					$ 230
Balloon Payment to be Paid					$ 6,777
Borrowings, maturity					December 2019
Amount deferred to the last scheduled repayment date		920
HSH Nordbank AG | Tranche C
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							$ 10,725
Borrowings					$ 9,269
Borrowings Number Of Periodic Payments					8
Borrowings Frequency Of Periodic Payment					quarterly
Periodic payment					$ 224
Balloon Payment to be Paid					$ 7,477
Borrowings, maturity					December 2019
Amount deferred to the last scheduled repayment date		$ 898
HSH Nordbank AG | Minimum
Disclosure of detailed information about borrowings [line items]
Fair value of mortgaged vessels to loan outstanding balance ratio							125.00%
Compensating Balance, Amount per vessel							$ 250
Liquidity to indebtedness ratio		5.00%					5.00%
Amount of equity to be raised		$ 1,800
Market Adjusted Net Worth		$ 30,000					$ 30,000
HSH Nordbank AG | Maximum
Disclosure of detailed information about borrowings [line items]
Total liabilities to market adjusted total assets ratio							75.00%
Credit Suisse AG
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 30,000		$ 5,000